Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	44
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$26,964,034.86	0.1607969	$14,507,308.76	0.0865127	$12,456,726.10
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$128,434,034.86	0.0854427	$115,977,308.76	0.0771557	$12,456,726.10

Weighted Avg. Coupon (WAC)	3.69%		3.71%
Weighted Avg. Remaining Maturity (WARM)	17.81		16.97
Pool Receivables Balance	$153,005,669.80		$140,328,941.60
Remaining Number of Receivables	26,623		25,619

Adjusted Pool Balance	$151,152,010.85		$138,695,284.75

III. COLLECTIONS

Principal:
Principal Collections	$12,357,971.12
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$195,923.55
Total Principal Collections	$12,553,894.67

Interest:
Interest Collections	$452,760.55
Late Fees & Other Charges	$47,102.91
Interest on Repurchase Principal	$-
Total Interest Collections	$499,863.46

Collection Account Interest	$3,852.39
Reserve Account Interest	$1,236.46
Servicer Advances	$-

Total Collections	$13,058,846.98

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	44
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$13,058,846.98
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,058,846.98

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$127,504.72	$-	$127,504.72	$127,504.72
Collection Account Interest					$3,852.39
Late Fees & Other Charges					$47,102.91
Total due to Servicer					$178,460.02

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$22,694.73		$22,694.73

Total Class A interest:		$22,694.73		$22,694.73	$22,694.73

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$12,697,632.06

9. Regular Principal Distribution Amount:					$12,456,726.10

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,456,726.10
Class A Notes Total:		$12,456,726.10		$12,456,726.10
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$12,456,726.10		$12,456,726.10

10. Required Deposit to Reserve Account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	240,905.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,853,658.95
Beginning Period Amount	$1,853,658.95
Current Period Amortization	$220,002.10
Ending Period Required Amount	$1,633,656.85
Ending Period Amount	$1,633,656.85
Next Distribution Date Required Amount	$1,429,208.81

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	44
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	15.03%	16.38%	16.38%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.99%	25,104	97.12%	$136,286,059.16
30 - 60 Days	1.66%	424	2.33%	$3,269,885.12
61 - 90 Days	0.27%	70	0.42%	$596,278.03
91-120 Days	0.07%	19	0.12%	$166,871.30
121 + Days	0.01%	2	0.01%	$9,847.99
Total		25,619		$140,328,941.60

Delinquent Receivables 30+ Days Past Due
Current Period	2.01%	515	2.88%	$4,042,882.44
1st Preceding Collection Period	2.42%	645	3.49%	$5,347,134.44
2nd Preceding Collection Period	2.39%	665	3.48%	$5,800,517.99
3rd Preceding Collection Period	2.34%	680	3.37%	$6,093,899.17
Four-Month Average	2.29%		3.31%

Repossession in Current Period		23		$128,770.15
Repossession Inventory		58		$73,243.18

Current Charge-Offs
Gross Principal of Charge-Offs				$318,757.08
Recoveries				$(195,923.55)
Net Loss				$122,833.53

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.96%

Average Pool Balance for Current Period				$146,667,305.70

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.00%
1st Preceding Collection Period				0.33%
2nd Preceding Collection Period				0.16%
3rd Preceding Collection Period				0.64%
Four-Month Average				0.53%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	35	2,515	$37,276,880.93
Recoveries	25	2,312	$(22,860,367.92)
Net Loss			$14,416,513.01
Cumulative Net Loss as a % of Initial Pool Balance			0.93%

Net Loss for Receivables that have experienced a Net Loss *	29	2,121	$14,542,815.41
Average Net Loss for Receivables that have experienced a Net Loss			$6,856.58

Principal Balance of Extensions			$541,706.83
Number of Extensions			64

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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